Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 3	$ 5	$ 4
Valuation Allowances and Reserves, Charged to Cost and Expense	(1)	(2)	1
Valuation Allowances and Reserves, Deductions	1
Valuation Allowances and Reserves, Balance, Ending Balance	3	3	5
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	652	662	636
Valuation Allowances and Reserves, Charged to Cost and Expense	77	12	37
Valuation Allowances and Reserves, Deductions	(10)	(22)	(11)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 719	$ 652	$ 662